Nature of Business and Basis of Presentation (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 21, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 12,036	$ 10,757	$ 11,892	$ 3,549	$ 2,853	$ 3,183	$ 34,685	$ 9,585	$ 12,336	$ 1,335
Accumulated deficit	54,335						54,335		19,650	7,314
Cash and cash equivalents	$ 133,810			$ 12,532			$ 133,810	$ 12,532	$ 7,020	$ 23,259	$ 3,600